SCHEDULE OF ASSET RETIREMENT OBLIGATIONS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
Restructuring Cost and Reserve [Line Items]
Balance, beginning of period	$ 1,303,751	$ 1,531,589
Accretion expense	35,562	155,612
Reclamation obligations settled
Disposition due to sale of property	(671,162)	(383,450)
Additions
Changes in estimates
Balance, end of period	668,151	1,303,751	$ 1,531,589
White River Holdings Corp [Member]
Restructuring Cost and Reserve [Line Items]
Balance, beginning of period	$ 1,303,751	1,531,589	294,800
Accretion expense		155,612	64,401
Reclamation obligations settled
Disposition due to sale of property		(383,450)
Additions			110,000
Changes in estimates			1,062,388
Balance, end of period		$ 1,303,751	$ 1,531,589